Christopher J. Madin Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel: 860-534-6087 christopher.madin@prudential.com

April 16, 2025

Alberto H. Zapata, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management - Disclosure Review and Accounting Office
100 F Street NE
Washington DC 20549

Re:
Initial Registration Statement filing on Form N-6 for VUL Protector®
Pruco Life Insurance Company of New Jersey (Depositor)
Pruco Life of New Jersey Variable Appreciable Account (Registrant) Registration No. 811-03974

Mr. Zapata:

We are filing with the Commission the initial registration statement on Form N-6 for a new variable universal life insurance policy issued by Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”) called VUL Protector® (“VULP-2025”).

The previous version of VUL Protector® (“VULP-2021”) (Registration Nos. 333-252986 and 811-03974) has been offered continuously since it was declared effective on May 7, 2021. Once this registration statement becomes effective, and subject to state approvals, this new version of VUL Protector® (“VULP-2025”) will replace VULP-2021 for new offers and sales.

In order to assist with the review, we are providing you with a courtesy copy of the registration statement and a comparison document. The comparison document includes the Prospectus, Statement of Additional Information, and Initial Summary Prospectus of this registration statement compared to the same documents in the most recent VULP-2021 485(b) filing. The differences are color-coded to highlight the changes that we have made in this filing. New text has been underlined and deleted text is represented with a "—" through the deleted text.

The significant differences between VULP-2025 and VULP-2021 include:

•Changes to the available variable investment options
•The elimination of the surrender charge for withdrawals
•The addition of an enhanced Lapse Protection Rider

•Changes to charges and expenses

To meet Pruco Life’s internal product launch deadline we would appreciate Staff comments within sixty (60) calendar days of this initial filing. After receiving and addressing staff comments, we will file a Pre-Effective Amendment to the registration statement that will include, among other things, financial statements of the Depositor and Registrant, iXBRL tags, applicable opinions and consents, powers of attorney, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (860)543-6087 or (860) 459-2006 (cell).

Respectfully yours,

/s/ Christopher J. Madin	April 16, 2025

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

Via EDGAR
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